Schedule of reconciliations of the statutory income tax rate and effective income tax rate (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense at Labuan statutory rate		$ 8,411		$ 26,247	$ 25,375
Income tax expense at Malaysia statutory rate		283,787	(3,261,415)	613,388	710,438
Income tax expense at Singapore statutory rate		69,507	102,391	110,461	91,240
Other adjustments	[1]	(303,211)	1,032,309	743,918	(177,593)
Other deferred tax adjustments	[2]	(45,490)	2,325,424	(9,092)	13,072
Other exemption, rebate and credit			(27,142)	(26,038)	(56,397)
(Over) Under provision in prior years	[3]	(1,001,038)	(489,584)	(30,585)	168,104
Income tax expense (benefit), net		$ (988,034)	$ (318,017)	$ 1,428,299	$ 774,239

[1]	Other adjustments mainly represent income not subject to tax and expenses not deductible for tax purposes. The nontaxable or nondeductible items primarily comprise adjustments relating to chartering fees paid to companies incorporated in Labuan, professional fees, expected credit loss and foreign exchange differences incurred by Tumpuan Megah. Chartering fees paid to Labuan companies and certain professional fees are subject to statutory limitations or restrictions on tax deductibility, and the portion not deductible for income tax purposes is included in the reconciliation as a nondeductible item. Expected credit loss and foreign exchange differences include amounts that are not subject to tax or deductible for income tax purposes, as applicable.
[2]	For the year ended June 30, 2026, it primarily represented the effects of unutilized tax losses and unabsorbed capital allowances arising during the year, for which deferred tax assets were fully offset by a valuation allowance, as it is not more likely than not that the related tax benefits will be realized.
[3]	With the change of accounting year end from December 31 to June 30, the reporting period of Tumpuan Megah covered 18 months from January 1, 2024 to June 30, 2025. As Tumpuan Megah incurred a net loss for the six months ended June 30, 2025, the tax loss incurred during the six-month period reduced the overall assessable profits for the full 18-month reporting period. As a result, the income tax provision previously recognized for the year ended December 31, 2024 was overstated by $1,001,038 and was adjusted during the six months ended June 30, 2025.